Expense Example - SMI 3Fourteen REAL Asset Allocation ETF [Member]	Feb. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 280